Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Feb. 28, 2019 USD ($)
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2019	$ 27,379
2020	164,103
2021	164,103
2022	164,103
2023	164,103
Thereafter	893,553
$ 1,577,344